Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands	Feb. 15, 2017 $ / shares	Jan. 07, 2017 USD ($)	Jan. 06, 2017 EUR (€)	Jan. 06, 2017 USD ($)	Nov. 02, 2016 $ / shares	Aug. 03, 2016 $ / shares	May 04, 2016 $ / shares	Feb. 18, 2016 $ / shares	Oct. 28, 2015 $ / shares	Jul. 29, 2015 $ / shares	May 07, 2015 $ / shares	Feb. 19, 2015 $ / shares
Subsequent Event [Line Items]
Dividends declared per share (in dollars per share)					$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.69	$ 1.69	$ 1.69	$ 1.69
Subsequent event
Subsequent Event [Line Items]
Dividends declared per share (in dollars per share)	$ 2.00
Revolving credit facility borrowings | Term B-2 Loan Commitments | Subsequent event
Subsequent Event [Line Items]
Proceeds from issuance of debt			€ 1,000,000,000.0	$ 1,059,800
Periodic payment as a percentage of original principal			0.25%	0.25%
Euro Interbank Offered Rate (EURIBOR) | Revolving credit facility borrowings | Term B-2 Loan Commitments | Subsequent event
Subsequent Event [Line Items]
Variable rate (percent)			3.25%	3.25%
IO International Holdings LLC | Subsequent event
Subsequent Event [Line Items]
Cash consideration for acquisition | $		$ 36,680